Selling and Distribution (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Depreciation	$ 25,799	$ 21,325	$ 20,467
Provision/ (release of) for doubtful accounts	1,992	3,229	(881)
Selling and Distribution expenses	205,078	220,830	201,597
Selling and Distribution
Salaries	52,576	57,550	62,174
Depreciation	14,990	16,174	17,762
Vessel hire charges	26,422	30,033	13,918
Amortization of dry-docking costs	5,833	5,174	6,483
Vessel operating expenses	29,117	33,447	44,195
Bunkers consumption	16,421	26,464	30,805
Storage costs	39,790	31,686	13,209
Broker commissions	5,789	4,584	3,833
Provision/ (release of) for doubtful accounts	1,992	3,229	(881)
Other	12,148	12,489	10,099
Selling and Distribution expenses	$ 205,078	$ 220,830	$ 201,597